Note 10 - Stock-based Compensation (Details Textual) - USD ($)												4 Months Ended		12 Months Ended
	Aug. 29, 2017	Aug. 14, 2017	Jul. 17, 2017	Jul. 06, 2017	May 23, 2017	May 08, 2017	Feb. 24, 2017	Dec. 31, 2016	Dec. 21, 2016	Apr. 21, 2016	Mar. 28, 2016	Aug. 15, 2016	Apr. 21, 2016	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,280,000					535,000		3,875,000				3,500,000	1,815,000	7,375,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	7,940		220,000	200,000	80,000	7,060				80,000		400,000		1,700,000	480,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants Issued Through Amalgamation										80,000			80,000
Allocated Share-based Compensation Expense														$ 849,679	$ 1,467,934
Proceeds from Stock Options Exercised														979,522	35,423
Stock Issued During Period, Value, Stock Options Exercised														$ 979,522	$ 35,423
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%	0.00%		0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period														0	0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate														0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments														$ 0
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, Stock Options Exercised														$ (286,609)	$ (10,014)